Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
TextBlock [abstract]
Disclosure of property, plant and equipment [text block]
15.	PROPERTY, PLANT AND EQUIPMENT
2017 and 2018

	Land and Land Improvements	Buildings	Machinery and Equipment	Office Equipment	Equipment under Installation and Construction in Progress	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Cost

Balance at January 1, 201 7	$4,049.3	$304,404.5	$2,042,867.7	$34,729.6	$387,199.7	$2,773,250.8
Additions (Deductions)	—	75,594.7	458,605.8	8,195.9	(219,902.5)	322,493.9
Disposals or retirements	—	(37.0)	(9,553.0)	(377.8)	—	(9,967.8)
Reclassification	—	—	8.8	1.5	—	10.3
Effect of disposal of subsidiary	—	—	(51.2)	(14.8)	(0.5)	(66.5)
Effect of exchange rate changes	(66.1)	(827.6)	(4,125.8)	(142.9)	56.8	(5,105.6)

Balance at December 31, 2017	$3,983.2	$379,134.6	$2,487,752.3	$42,391.5	$167,353.5	$3,080,615.1

Accumulated depreciation and impairment

Balance at January 1, 2017	$524.8	$174,349.1	$1,577,377.5	$23,221.7	$—	$1,775,473.1
Additions	27.8	20,844.6	229,985.6	4,938.0	—	255,796.0
Disposals or retirements	—	(28.8)	(8,114.3)	(377.5)	—	(8,520.6)
Reclassification	—	—	8.2	1.5	—	9.7
Effect of disposal of subsidiary	—	—	(42.8)	(13.9)	—	(56.7)
Effect of exchange rate changes	(42.1)	(718.4)	(3,765.3)	(102.9)	—	(4,628.7)

Balance at December 31, 2017	$510.5	$194,446.5	$1,795,448.9	$27,666.9	$—	$2,018,072.8

Carrying amounts at December 31, 2017	$3,472.7	$184,688.1	$692,303.4	$14,724.6	$167,353.5	$1,062,542.3

Cost

Balance at January 1, 2018	$3,983.2	$379,134.6	$2,487,752.3	$42,391.5	$167,353.5	$3,080,615.1
Additions	—	40,396.4	247,042.3	6,773.4	5,812.3	300,024.4
Disposals or retirements	—	(410.9)	(5,972.5)	(790.8)	—	(7,174.2)
Effect of exchange rate changes	28.2	(405.8)	(61.9)	8.1	(254.8)	(686.2)

Balance at December 31, 2018	$4,011.4	$418,714.3	$2,728,760.2	$48,382.2	$172,911.0	$3,372,779.1

Accumulated depreciation and impairment

Balance at January 1, 2018	$510.5	$194,446.5	$1,795,448.9	$27,666.9	$—	$2,018,072.8
Additions	20.9	24,293.4	258,195.3	5,615.3	—	288,124.9
Disposals or retirements	—	(399.0)	(4,773.6)	(790.0)	—	(5,962.6)
Impairment	—	—	423.5	—	—	423.5
Effect of exchange rate changes	19.2	33.2	(15.1)	32.9	—	70.2

Balance at December 31, 2018	$550.6	$218,374.1	$2,049,279.0	$32,525.1	$—	$2,300,728.8

Carrying amounts at December 31, 2018	$3,460.8	$200,340.2	$679,481.2	$15,857.1	$172,911.0	$1,072,050.3

The significant part of the Company’s buildings includes main plants, mechanical and electrical power equipment and clean rooms, and the related depreciation is calculated using the estimated useful lives of 20 years, 10 years and 10 years, respectively.
For the year ended December 31, 2018, the Company recognized an impairment loss of NT$423.5 million for certain machinery and equipment that was assessed to have no future use, and the recoverable amount of certain machinery and equipment was nil. Such impairment loss was recognized in other operating income and expenses.

2019

December 31, 2019
NT$
(In Millions)
Assets used by the Company	$1,352,313.9
Assets subject to operating leases	63.5

$1,352,377.4

a.	Assets used by the Company

	Land and Land Improvements	Buildings	Machinery and Equipment	Office Equipment	Equipment under Installation and Construction in Progress	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Cost

Balance at January 1, 2019	$4,011.4	$418,151.7	$2,728,760.2	$48,382.2	$172,911.0	$3,372,216.5
Additions	—	21,448.5	179,798.4	7,415.0	355,621.1	564,283.0
Disposals or retirements	—	(159.0)	(17,381.6)	(1,043.3)	—	(18,583.9)
Transfers from right-of-use assets	—	—	619.8	—	—	619.8
Effect of disposal of subsidiary	—	—	—	(0.5)	—	(0.5)
Effect of exchange rate changes	(19.6)	(1,366.2)	(5,173.8)	(142.0)	(237.0)	(6,938.6)

Balance at December 31, 2019	$3,991.8	$438,075.0	$2,886,623.0	$54,611.4	$528,295.1	$3,911,596.3

Accumulated depreciation and impairment

Balance at January 1, 2019	$550.6	$217,899.2	$2,049,279.0	$32,525.1	$—	$2,300,253.9
Additions	1.6	26,026.6	246,724.2	6,012.5	—	278,764.9
Disposals or retirements	—	(144.4)	(12,880.8)	(1,042.1)	—	(14,067.3)
Transfers from right-of-use assets	—	—	20.7	—	—	20.7
Reversal of impairment	—	—	(301.4)	—	—	(301.4)
Effect of disposal of subsidiary	—	—	—	(0.5)	—	(0.5)
Effect of exchange rate changes	(13.5)	(722.1)	(4,575.7)	(76.6)	—	(5,387.9)

Balance at December 31, 2019	$538.7	$243,059.3	$2,278,266.0	$37,418.4	$—	$2,559,282.4

Carrying amounts at December 31, 2019	$3,453.1	$195,015.7	$608,357.0	$17,193.0	$528,295.1	$1,352,313.9

The significant part of the Company’s buildings includes main plants, mechanical and electrical power equipment and clean rooms, and the related depreciation is calculated using the estimated useful lives of 20 years, 10 years and 10 years, respectively.
In the first quarter of 2019, the Company recognized a reversal of impairment loss of NT$301.4 million due to redeployment of certain idle machinery and equipment. Such reversal of impairment loss was recognized in other operating income and expenses.

b.	Assets subject to operating leases

Buildings
NT$
(In Millions)
Cost

Balance at January 1, 2019	$562.6

Balance at December 31, 2019	$562.6

Accumulated depreciation

Balance at January 1, 2019	$474.9
Additions	24.2

Balance at December 31, 2019	$499.1

Carrying amounts at December 31, 2019	$63.5

Operating leases relate to leases of buildings with lease terms between 1 to 5 years. The lessees do not have purchase options to acquire the assets at the expiry of the lease periods.
The maturity analysis of operating lease payments receivable for the buildings is as follows:

December 31, 2019
NT$
(In Millions)
Year 1	$18.4
Year 2	17.0
Year 3	17.0

$52.4